Income tax expense	6 Months Ended
Dec. 31, 2024
Income tax expense
Income tax expense

22.Income tax expense

The major components of income tax expense recognized in profit or loss for the period/year ended December 31, 2024 and June 30, 2024 were:

	December 31,	December 31,
	2024	2023
	US$	US$
	(Audited)	(Unaudited)
Current year	—	—

Relationship between tax expense and accounting loss

A reconciliation between tax expense and the product of accounting loss multiplied by the applicable corporate tax rate for the financial period ended December 31, 2024 and 2023 were as follows:

	December 31,	December 31,
	2024	2023
	US$	US$
	(Audited)	(Unaudited)
Loss before tax	(12,932,043)	(5,808,572)

Income tax expense at 17% (2023: 17%)	(2,198,447)	(987,457)
Effect of difference tax rate	157,627	—
Income not subject to tax	(7,267)	(1,834)
Non-deductible expenses	1,825,788	700,709
Deferred tax assets not recognised	222,299	288,582
	—	—

The Group has unabsorbed tax losses available for offsetting against future taxable income as follows:

	December 31,	December 31,
	2024	2023
	US$	US$
	(Audited)	(Unaudited)
At beginning of financial period/year	5,051,453	2,280,329
Addition	1,307,641	1,697,541
At end of financial period/year	6,359,094	3,977,870

Deferred tax assets are unrecognised for tax losses carried forward to the extent that realisation of the related tax benefits through future taxable profits is probable. The Group has unrecognised tax losses of approximately US$6,000,000 (2023: US$4,000,000) at the reporting date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements. The unrecognised tax losses have no expiry dates.

Singapore

Under the current Inland Revenue Authority of Singapore, the Company’s subsidiary incorporated in Singapore is subject to a statutory tax rate of 17% (2023: 17%).

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiary incorporated in Hong Kong is subject to 16.5% income tax on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two- tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

22.Income tax expense (Continued)

British Virgin Islands

The company established under the BVI Act is exempted from BVI income taxes.

Cayman Islands

The company established under the Cayman Islands Act is exempted from Cayman Islands income taxes.

Dubai

Under the current Dubai Ministry of Finance, the Company’s subsidiary incorporated in Dubai is subject to UAE corporate tax on their taxable income generated from operations in Dubai. As per Ministry of Finance, corporate rates are 0% for taxable income up to AED 375,000 and 9% for taxable income above AED 375,000.